Unaudited Condensed Consolidated Statements of Shareholders' Equity (Deficit) - USD ($)	Share capital Private placement	Share capital IPO	Share capital	Contributed surplus - Stock Based Compensation	Other reserves	Accumulated deficit	Accumulated Other comprehensive loss	Private placement	IPO	Total
Balance at beginning of period at Dec. 31, 2020			$ 159		$ 21,053	$ (5,162,692)	$ 108,060			$ (5,033,420)
Net loss						(1,672,352)				(1,672,352)
Translation adjustment							(184,492)			(184,492)
Balance at end of period at Jun. 30, 2021			159		21,053	(6,835,044)	(76,432)			(6,890,264)
Balance at beginning of period at Dec. 31, 2020			159		21,053	(5,162,692)	108,060			(5,033,420)
Balance at end of period at Dec. 31, 2021			7,255,695		3,618,670	(13,293,889)	218,102			(2,201,422)
Issuance of shares for Holigen Acquisition			16,131,000							16,131,000
Issuance of shares to ASDT			2,174,908							2,174,908
Issuance of shares	$ 298,684	$ 14,682,078						$ 298,684	$ 14,682,078
Issuance of shares upon conversion of note			6,559,000							6,559,000
Loss of control of Bophelo Bio			(156)		(3,597,619)	3,863,601	(232,712)			33,114
Stock-based compensation				$ 576,340						576,340
Net loss						(2,593,744)				(2,593,744)
Translation adjustment							(1,019,498)			(1,019,498)
Balance at end of period at Jun. 30, 2022			$ 47,101,209	$ 576,340	$ 21,051	$ (12,024,032)	$ (1,034,108)			$ 34,640,460